4A. Income Taxes (Details Narrative) (USD $)	7 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Net operating loss carryforwarrd	$ 2,609,000
Operating loss beginning expiration date	Dec. 31, 2034